OTHER RESERVES AND NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of Other Reserves
OTHER RESERVES AND NON-CONTROLLING INTEREST

a)	Reserves

	2018	2017
	$	$
Foreign currency translation reserve
At beginning of year	781	781
At end of year	781	781

Revaluation reserves
At beginning of year	3,353	(23,121)
Gain on marketable securities at FVTOCI, net of tax	(37,686)	25,948
Unrealized gain on effective portion of derivative, net of tax	(2,907)	526
At end of year	(37,240)	3,353

Share-based compensation reserve
At beginning of year	50,404	49,524
Stock options exercised	(2,864)	(1,339)
Share-based compensation	2,156	2,219
At end of year	49,696	50,404

Other
At beginning of year	(29,540)	(28,198)
Recognition of joint venture	—	(1,342)
At end of year	(29,540)	(29,540)

Total other reserves at December 31	(16,303)	24,998

16.	OTHER RESERVES AND NON-CONTROLLING INTEREST (Continued)

b)	Non-controlling Interest

	2018	2017
	$	$
At beginning of year	23,043	—
Recognition of non-controlling interest	—	18,573
Funding from non-controlling interest	15,196	2,320
Total comprehensive (loss) income for the year attributable to non-controlling interest	(6,410)	2,150
Total non-controlling interest at December 31	31,829	23,043